Basic and Diluted Earnings Per Common Share (Schedule Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Earnings from continuing operations	$ 1,262	$ 879	$ 2,175	$ 1,719	$ 3,189	$ 2,471
Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	17	1	15		6
Net dilutive effect of warrants outstanding						42
Denominator for diluted earnings per common share	5,924	5,908	5,922	5,907	5,913	5,949
Earnings from continuing operations per common share:
Basic	$ 0.21	$ 0.15	$ 0.37	$ 0.29	$ 0.54	$ 0.42
Diluted	$ 0.21	$ 0.15	$ 0.37	$ 0.29	$ 0.54	$ 0.42
Equity Based Compensation Plan [Member]
Earnings from continuing operations per common share:
Anti-dilutive securities	118	131	118	131	118	112
Warrants [Member]
Earnings from continuing operations per common share:
Anti-dilutive securities	640	640	640	640	640	410